UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois  60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

Class I Shares (FVILX)

Class N Shares (FVALX)

Class R Shares (FVRLX)

 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2018

 (UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Discretionary
1.22%
Consumer Staples
3.61%
Energy
8.84%
Financial Services
17.99%
Health Care
16.24%
Industrial Goods
7.08%
Put Options
0.24%
Technology
14.35%
Telecommunications
2.11%
Utilities
3.91%
Money Market Fund
24.41%

Sectors are categorized using Global Industry Classification Standard (GICS).

1

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 75.35%

Consumer Discretionary - 1.22%
17,304	Newell Brands, Inc.	$ 351,271

Consumer Staples - 3.61%
17,400	Tyson Foods, Inc. Class A	1,035,822

Energy - 8.84%
13,100	Baker Hughes A GE Co.	443,173
22,000	BP Plc.	1,014,200
8,200	Conocophillips	634,680
10,900	Halliburton Co.	441,777
		2,533,830
Financial Services - 17.99%
14,040	Allstate Corp.	1,385,748
7,700	Aon Corp. (United Kingdom)	1,184,106
9,520	Travelers Companies, Inc.	1,234,839
25,660	US Bancorp, Inc.	1,355,105
		5,159,798
Health Care - 16.24%
1,700	Cigna Corp.	354,025
8,100	Johnson & Johnson	1,119,177
18,000	Mylan NV (Netherlands) *	658,800
34,154	Pfizer, Inc.	1,505,167
3,830	UnitedHealth Group, Inc.	1,018,933
		4,656,102
Industrial Goods - 7.08%
4,200	Fedex Corp.	1,011,318
6,120	Honeywell International, Inc.	1,018,368
		2,029,686
Technology - 14.35%
14,100	CDW Corp.	1,253,772
14,100	Intel Corp.	666,789
7,400	Microsoft Corp.	846,338
26,140	Oracle Corp.	1,347,778
		4,114,677
Telecommunications - 2.11%
18,050	AT&T, Inc.	606,119

The accompanying notes are an integral part of these financial statements.

2

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Value

Utilities - 3.91%
25,700	Exelon Corp.	$ 1,122,062

TOTAL FOR COMMON STOCKS (Cost $11,615,036) - 75.35%		21,609,367

PUT OPTIONS PURCHASED (Premiums Paid $282,738) - 0.24%		68,000

MONEY MARKET FUND - 24.41%
6,999,214	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 1.93% **	6,999,214

TOTAL FOR MONEY MARKET FUND (Cost $6,999,214) - 24.41%		6,999,214

TOTAL INVESTMENTS (Cost $18,896,988) - 100.00%		28,676,581

LIABILITIES LESS OTHER ASSETS, NET - 0.00%		(981)

NET ASSETS - 100.00%		$ 28,675,600

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

The accompanying notes are an integral part of these financial statements.

3

THE FORESTER VALUE FUND

SCHEDULE OF PURCHASED OPTIONS

SEPTEMBER 30, 2018 (UNAUDITED)

Underlying Security	Counterparty	Contracts	Notional Amount **	Exercise Price	Expiration	Fair Value

PUT OPTIONS * - 0.24%

S&P 500 Index Put	Barclay's	80	$23,311,840	$ 2,650	10/19/2018	$ 17,600
S&P 500 Index Put	Barclay's	70	$20,397,860	$ 2,650	11/16/2018	50,400
Total Put Options (Premiums Paid $282,738) - 0.24%						$ 68,000

* Non-income producing security during the period.

** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

The accompanying notes are an integral part of these financial statements.

4

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $18,896,988)	$ 28,676,581
Cash	1,000
Receivables:
Shareholder Subscriptions	283
Dividends and Interest	28,854
Total Assets	28,706,718
Liabilities:
Shareholder Redemptions	5,077
Due to Advisor	21,172
Administrative Fees	2,463
Distribution Fees	2,406
Total Liabilities	31,118
Net Assets	$ 28,675,600

Net Assets Consist of:
Paid In Capital	$ 22,646,563
Distributable Earnings	6,029,037
Net Assets	$ 28,675,600

Class I Shares:
Net Assets	$ 18,354,472
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	1,571,822
Net asset value, offering price, and redemption price per share	$ 11.68

Class N Shares:
Net Assets	$ 9,088,428
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	798,483
Net asset value, offering price, and redemption price per share	$ 11.38

Class R Shares:
Net Assets	$ 1,232,700
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	105,078
Net asset value, offering price, and redemption price per share	$ 11.73

The accompanying notes are an integral part of these financial statements.

5

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

Investment Income:
Dividends	$ 245,648
Interest	67,431
Total Investment Income	313,079

Expenses:
Advisory Fees	133,803
Distribution (12b-1) Fees	14,851
Administration Fees	15,567
Total Expenses	164,221

Net Investment Income	148,858

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	2,798,648
Options	(1,169,880)
1,628,768
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,115,277)
Options	(574,049)
(1,689,326)

Net Realized and Unrealized Loss on Investments and Options	(60,558)

Net Increase in Net Assets Resulting from Operations	$ 88,300

The accompanying notes are an integral part of these financial statements.

6

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2018	3/31/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 148,858	$ 414,126
Net Realized Gain on Investments and Options	1,628,768	9,097,103
Unrealized Depreciation on Investments and Options	(1,689,326)	(8,414,664)
Net Increase in Net Assets Resulting from Operations	88,300	1,096,565

Distributions to Shareholders:
Net Investment Income:
Class I Shares	-	(247,702)
Class N Shares	-	(118,868)
Class R Shares	-	(5,353)
Total Distributions Paid to Shareholders	-	(371,923)

Capital Share Transactions	(2,939,351)	(22,530,138)

Total Decrease	(2,851,051)	(21,805,496)

Net Assets:
Beginning of Period	31,526,651	53,332,147

End of Period	$ 28,675,600	$ 31,526,651

The accompanying notes are an integral part of these financial statements.

7

THE FORESTER VALUE FUND-CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2018

		Years Ended
		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014

Net Asset Value, at Beginning of Period	$ 11.63	$ 11.36	$ 12.57	$ 12.86	$ 12.77	$ 12.33

Income From Investment Operations:
Net Investment Income *	0.06	0.12	0.10	0.07	0.08	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)	0.27	(1.19)	(0.28)	0.07	0.45
Total from Investment Operations	0.05	0.39	(1.09)	(0.21)	0.15	0.56

Distributions:
Net Investment Income	-	(0.12)	(0.12)	(0.08)	(0.06)	(0.12)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.12)	(0.12)	(0.08)	(0.06)	(0.12)

Net Asset Value, at End of Period	$ 11.68	$ 11.63	$ 11.36	$ 12.57	$ 12.86	$ 12.77

Total Return **	0.43%(b)	3.49%	(8.68)%	(1.60)%	1.16%	4.56%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,354	$20,474	$29,594	$62,964	$77,464	$33,952
Ratio of Expenses to Average Net Assets	0.99%(a)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.09%(a)	1.09%	0.65%	0.59%	0.63%	0.89%
Portfolio Turnover	10.07%(b)	13.11%	12.76%	5.73%	13.72%	6.91%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

8

THE FORESTER VALUE FUND-CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2018

		Years Ended
		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014

Net Asset Value, at Beginning of Period	$ 11.35	$ 11.12	$ 12.26	$ 12.54	$ 12.50	$ 12.08

Income From Investment Operations:
Net Investment Income *	0.05	0.10	0.07	0.04	0.05	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.02)	0.26	(1.16)	(0.27)	0.07	0.43
Total from Investment Operations	0.03	0.36	(1.09)	(0.23)	0.12	0.51

Distributions:
Net Investment Income	-	(0.13)	(0.05)	(0.05)	(0.08)	(0.09)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.13)	(0.05)	(0.05)	(0.08)	(0.09)

Net Asset Value, at End of Period	$ 11.38	$ 11.35	$ 11.12	$ 12.26	$ 12.54	$ 12.50

Total Return **	0.26%(b)	3.23%	(8.92)%	(1.86)%	0.96%	4.25%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,088	$ 9,768	$22,251	$37,732	$49,709	$99,266
Ratio of Expenses to Average Net Assets	1.25%(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.84%(a)	0.86%	0.39%	0.33%	0.36%	0.63%
Portfolio Turnover	10.07%(b)	13.11%	12.76%	5.73%	13.72%	6.91%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

9

THE FORESTER VALUE FUND-CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2018

		Years Ended
		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014

Net Asset Value, at Beginning of Period	$ 11.72	$ 11.42	$ 12.58	$ 12.85	$ 12.80	$ 12.37

Income From Investment Operations:
Net Investment Income *	0.03	0.07	0.04	0.01	0.01	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.02)	0.28	(1.19)	(0.24)	0.07	0.44
Total from Investment Operations	0.01	0.35	(1.15)	(0.23)	0.08	0.49

Distributions:
Net Investment Income	-	(0.05)	(0.01)	(0.04)	(0.03)	(0.06)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.05)	(0.01)	(0.04)	(0.03)	(0.06)

Net Asset Value, at End of Period	$ 11.73	$ 11.72	$ 11.42	$ 12.58	$ 12.85	$ 12.80

Total Return **	0.09%(b)	3.05%	(9.14)%	(1.82)%	0.60%	3.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,233	$ 1,285	$ 1,487	$ 1,884	$ 1,686	$ 1,979
Ratio of Expenses to Average Net Assets	1.50%(a)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.58%(a)	0.64%	0.15%	0.08%	0.12%	0.37%
Portfolio Turnover	10.07%(b)	13.11%	12.76%	5.73%	13.72%	6.91%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

10

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor. The Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. Each class of shares commenced operations on the following dates: Class I shares June 8, 2009, Class N shares September 10, 1999 and Class R shares December 28, 2010. Each class differs as to administrative and distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017 or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal and the State of Illinois, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Income or loss from limited partnerships is reclassified in the components of net assets

11

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

upon receipt of K-1’s.  Discounts and premiums are amortized over the useful lives of the respective securities.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Options - The Fund may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.)  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks and limited partnerships) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills are included in level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2018:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 21,609,367	$ -	$ -	$ 21,609,367
Put Options Purchased	68,000	-	-	68,000
Money Market Fund	6,999,214	-	-	6,999,214
	$ 28,676,581	$ -	$ -	$ 28,676,581

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2018. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor receives a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. For the six months ended September 30, 2018, the Advisor earned a management fee of $86,442 for Class I, $41,851 for Class N, and $5,510 for Class R. The Fund owes the Advisor $21,172 for management fees as of September 30, 2018.

Administrative Fee - The Fund pays the Advisor an administration fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N and Class R.  For the six months ended September 30, 2018, the Advisor earned a fee of $9,713 for Class I, $5,173 for Class N and $681 for Class R.  The Fund owes the Advisor $2,463 at September 30, 2018 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2018, the Fund accrued $11,756 for Class N and $3,095 for Class R. The Fund owes the Advisor $2,406 at September 30, 2018 for distribution fees.

Related Party - Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, purchases and sales of investment securities, other than short-term investments, options and U.S. Government Securities, aggregated $2,195,664 and $5,914,081, respectively. Purchases and sales of options aggregated $2,143,248 and $1,076,719, respectively.

6.) DERIVATIVE TRANSACTIONS

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund had no outstanding written options at September 30, 2018.

As of September 30, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Put Options Purchased	$ 68,000
Total Assets	$ 68,000

For the six months ended September 30, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Put options purchased	$ (574,049)	$ (574,049)
	$ (574,049)	$ (574,049)

Net realized loss on:	Equity Contracts	Total
Put options purchased	$ (1,169,880)	$ (1,169,880)
	$ (1,169,880)	$ (1,169,880)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2018, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total par value and paid in capital totaled $22,646,563.  Transactions in capital stock were as follows:

	Six months ended September 30, 2018		Year ended March 31, 2018
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	4,519	$ 52,254	234,620	$ 2,675,628
Shares issued in reinvestment of dividends	-	-	20,789	235,327
Shares redeemed	(192,806)	(2,221,920)	(1,100,085)	(12,567,818)
Net decrease	(188,287)	$ (2,169,666)	(844,676)	$ (9,656,863)

	Six months ended September 30, 2018		Year ended March 31, 2018
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	86,910	$ 970,398	35,933	$ 400,951
Shares issued in reinvestment of dividends	-	-	10,356	114,539
Shares redeemed	(148,831)	(1,686,423)	(1,186,242)	(13,153,005)
Net decrease	(61,921)	$ (716,025)	(1,139,953)	$(12,637,515)

	Six months ended September 30, 2018		Year ended March 31, 2018
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	3,747	$ 43,457	13,185	$ 151,254
Shares issued in reinvestment of dividends	-	-	469	5,353
Shares redeemed	(8,333)	(97,117)	(34,161)	(392,367)
Net decrease	(4,586)	$ (53,660)	(20,507)	$ (235,760)

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2018, the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

 $       69,072

Net Unrealized Appreciation

                   11,100,568

Capital loss carryforwards:

Expiring 3/31/19

                       (932,573)

Indefinite-short term

    (4,296,330)

Total Distributable Earnings

                 $  5,940,737

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales, and the treatment of 1256 contracts.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred  after December 31st may be deferred and treated as occurring on the first day of the following year.  The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains. Capital loss carryforwards in the amount of $731,668 expired during the year ended March 31, 2018.

As of September 30, 2018, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities inclusive of derivative contracts were as follows:

Gross unrealized appreciation on investment securities	$ 10,454,588
Gross unrealized depreciation on investment securities	(684,034)
Net unrealized appreciation on investment securities	$ 9,770,554

Tax cost of investment securities, including short-term investments *	$ 18,906,027

*The difference between the book cost and tax cost of investments represents disallowed wash sales and mark-to-market on 1256 contracts for tax purposes.

The tax character of distributions paid during the years ended March 31, 2018 and 2017 are as follows:

Ordinary income:	March 31, 2018	March 31, 2017
Class I Shares	$ 247,702	$ 354,008
Class N Shares	118,868	120,994
Class R Shares	5,353	1,432
Total	$ 371,923	$ 476,434

No distributions were paid during the six months ended September 30, 2018.

9.) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2018, UBS Financial Services, Inc., in omnibus accounts, for the benefit of others, in aggregate, owned approximately 55% of the Fund and may be deemed to control the Fund.

11.) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework –Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

12

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2018 (UNAUDITED)

  Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

The Forester Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2018	September 30, 2018	April 1, 2018 through September 30, 2018

Actual	$1,000.00	$1,004.30	$4.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2018	September 30, 2018	April 1, 2018 through September 30, 2018

Actual	$1,000.00	$1,002.64	$6.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class R

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2018	September 30, 2018	April 1, 2018 through September 30, 2018

Actual	$1,000.00	$1,000.85	$7.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

14

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2018 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 58	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009.
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 60	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 59	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 59	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $1,250 for the six months ended September 30, 2018, by the Advisor.

15

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2018 (UNAUDITED)

 Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

16

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This Page Was Left Blank Intentionally

17

Forester Discovery Fund

(INTLX)

 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2018

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

18

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

Basic Materials
1.40%
Consumer Discretionary
10.10%
Consumer Staples
9.90%
Energy
10.47%
Financial Services
19.51%
Health Care
7.77%
Industrial Goods
2.89%
Technology
4.02%
Telecommunications
7.42%
Utilities
4.78%
Put Options
0.09%
Money Market Fund
21.65%

Sectors are categorized using Global Industry Classification Standard (GICS).

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 76.97%

Basic Materials - 1.38%
4,740	Svenska Cellulosa AB ADR *	$ 53,278

Consumer Discretionary - 9.93%
4,390	Michelin ADR	104,438
10,160	Publicis Groupe SA ADR	151,130
7,400	Volkswagen AG ADR *	127,946
		383,514
Consumer Staples - 9.73%
495	Diageo Plc. ADR	70,127
4,740	Essity AB ADR	119,329
3,610	Imperial Brands Group Plc. ADR	125,285
1,110	Unilever Plc. ADR	61,017
		375,758
Energy - 10.30%
2,790	BP Plc. ADR	128,619
4,400	Equinor ASA ADR	124,080
2,180	Suncor Energy, Inc. (Canada)	84,344
940	Total SA ADR	60,527
		397,570
Financial Services - 19.19%
800	AON Plc. (United Kingdom)	123,024
4,050	AXA Group ADR	108,329
2,300	HSBC Holdings Plc. ADR	101,177
2,970	Prudential Plc. ADR	136,293
14,390	Society Generale ADR	123,682
2,440	The Toronto-Dominion Bank NY (Canada)	148,352
		740,857
Health Care - 7.64%
3,330	GlaxoSmithKline Plc. ADR	133,766
3,610	Sanofi ADR	161,259
		295,025
Industrial Goods - 2.85%
1,720	Siemens AG ADR *	109,839

Technology - 3.95%
1,720	SAP AG ADR	152,520

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Value

Telecommunications - 7.30%
8,000	KT Corp. ADR *	$ 118,800
3,620	Nippon Telegraph & Telephone Corp. ADR	163,063
		281,863
Utilities - 4.70%
1,505	National Grid Plc. ADR	78,049
9,940	Red Electrica de España SA ADR	103,575
		181,624

TOTAL FOR COMMON STOCKS (Cost $2,296,820) - 76.97%		2,971,848

PUT OPTIONS PURCHASED (Premiums Paid $32,250) - 0.09%		3,500

MONEY MARKET FUND - 21.29%
821,984	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 1.93% **	821,984

TOTAL FOR MONEY MARKET FUND (Cost $821,984) - 21.29%		821,984

TOTAL INVESTMENTS (Cost $3,151,054) - 98.35%		3,797,332

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.65%		63,657

NET ASSETS - 100.00%		$ 3,860,989

ADR- American Depositary Receipt

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

SCHEDULE OF PUT OPTIONS PURCHASED

SEPTEMBER 30, 2018 (UNAUDITED)

Underlying Security	Counterparty	Contracts	Notional Amount **	Exercise Price	Expiration	Fair Value

PUT OPTIONS * - 0.09%

iShares MSCI EAFE ETF Put	Barclay's	500	$ 3,399,500	$ 62	10/19/2018	$ 1,500
iShares MSCI EAFE ETF Put	Barclay's	500	$ 3,399,500	$ 63	10/19/2018	2,000
Total Put Options (Premiums Paid $32,250) - 0.09%						$ 3,500

* Non-income producing security during the period.

** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $3,151,054)	$ 3,797,332
Receivables:
Securities Sold	59,021
Dividends and Interest	9,070
Total Assets	3,865,423

Liabilities
Due to Advisor	3,324
Administrative Fees	1,110
Total Liabilities	4,434

Net Assets	$ 3,860,989

Net Assets Consist of:
Paid In Capital	$ 3,468,016
Distributable Earnings	392,973
Net Assets, for 282,204 Shares Outstanding (with par value of $0.0001 per share)	$ 3,860,989

Net Asset Value Per Share	$ 13.68

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2018 (UNAUDITED)

Investment Income:
Dividends (net of $13,222 of foreign tax withheld)	$ 60,808
Interest	7,893
Total Investment Income	68,701

Expenses:
Advisory Fees	20,790
Administration Fees	7,276
Total Expenses	28,066

Net Investment Income	40,635

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss):
Investments	130,541
Options	(88,133)
42,408

Change in Unrealized Appreciation (Depreciation) on:
Investments	(140,467)
Options	2,292
(138,175)

Net Realized and Unrealized Loss on Investments	(95,767)

Net Decrease in Net Assets Resulting from Operations	$ (55,132)

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2018	3/31/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 40,635	$ 62,409
Net Realized Gain (Loss) on Investments and Options	42,408	128,564
Unrealized Appreciation (Depreciation) on Investments and Options	(138,175)	3,123
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,132)	194,096

Distributions to Shareholders:
Net Investment Income	-	(61,207)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(61,207)

Capital Share Transactions	(525,893)	(879,349)

Total Decrease	(581,025)	(746,460)

Net Assets:
Beginning of Period	4,442,014	5,188,474

End of Period	$ 3,860,989	$ 4,442,014

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2018		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014

Net Asset Value, at Beginning of Period	$ 13.88		$ 13.57	$ 13.63	$ 13.67	$ 14.34	$ 13.32

Income From Investment Operations:
Net Investment Income *	0.14		0.18	0.09	0.03	0.01	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.34)		0.32	(0.07)	(0.03)	(0.18)	1.00
Total from Investment Operations	(0.20)		0.50	0.02	0.00	(0.17)	1.08

Distributions:
Net Investment Income	-		(0.19)	(0.08)	(0.04)	(0.09)	(0.06)
Realized Gains	-		-	-	-	(0.41)	-
Total from Distributions	-		(0.19)	(0.08)	(0.04)	(0.50)	(0.06)

Net Asset Value, at End of Period	$ 13.68		$ 13.88	$ 13.57	$ 13.63	$ 13.67	$ 14.34

Total Return **	(1.44)%	(b)	3.67%	0.19%	(0.03)%	(1.13)%	8.15%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,861		$ 4,442	$ 5,188	$ 7,443	$ 7,250	$ 7,643
Ratio of Expenses to Average Net Assets	1.35%	(a)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.96%	(a)	1.30%	0.69%	0.23%	0.10%	0.62%
Portfolio Turnover	0.68%	(b)	1.56%	12.63%	10.22%	9.73%	17.49%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

(1) ORGANIZATION

Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999. Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor.

The objective of the Fund is to seek long-term growth of capital.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATION

All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017 or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal and the State of Illinois, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

OPTIONS

The Fund may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

(3) SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (put and call options) - Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2018:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 2,971,848	$ -	$ -	$ 2,971,848
Put Option Purchased	3,500	-	-	3,500
Money Market Fund	821,984	-	-	821,984
	$ 3,797,332	$ -	$ -	$ 3,797,332

The Fund did not hold any level 3 assets during the six months ended September 30, 2018. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

* Industry classifications of these categories are detailed in the Fund’s Schedule of Investments.

(4) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2018, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  Under the Advisory Agreement, the Advisor, at its own expense

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund, and pays the salaries and fees of all officers and directors of the Fund (except the fees paid to directors who are not interested persons of the Advisor).   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2018, the Advisor earned $20,790 for Advisory services.  The Fund owed the Advisor $3,324 for advisory fees at September 30, 2018.

ADMINISTRATIVE AGREEMENT

For the six months ended September 30, 2018, Forester Capital Management, Ltd. provided the Fund with administrative services.  As an administrator, the Advisor oversees the fund accountant and transfer agent.  For this service the Advisor receives a monthly fee at the annual rate of 0.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2018, the Advisor earned $7,276 for administrative services.  The Fund owed the Advisor $1,110 for administration fees at September 30, 2018.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 0.25% of the Fund's average net assets.   The Fund has not implemented the 12b-1 Plan and does not foresee doing so in the coming year. The Board adopted the Plan so that, if and when necessary, the Fund would have available sufficient resources to pay third parties who provide eligible services to the Fund.

RELATED PARTY

Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company. Mr. Forester receives benefits from the Advisor resulting from management fees and administration fees paid to the Advisor by the Fund.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of securities, other than short-term investments, options and U.S. Government Securities, aggregated $21,688 and $379,048, respectively, for the six months ended September 30, 2018. Purchases and sales of options aggregated $118,890 and $36,750, respectively, for the six months ended September 30, 2018.

(6) DERIVATIVES TRANSACTIONS

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund had no outstanding written options at September 30, 2018.

As of September 30, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Put Options Purchased	$ 3,500
Total Assets	$ 3,500

For the six months ended September 30, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Equity Contracts	Total
Put options purchased	$ 2,292	$ 2,292

Net realized gain (loss) on:	Equity Contracts	Total
Put options purchased	$ (88,133)	$ (88,133)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

(7) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2018, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total paid in capital totaled $3,468,016. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	5,136	$ 71,958	43,562	$ 622,426
Shares issued in reinvestment of dividends	-	-	4,243	60,543
Shares redeemed	(42,896)	(597,851)	(110,029)	(1,562,318)
Net decrease	(37,760)	$ (525,893)	(62,224)	$ (879,349)

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

(8) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  As of March 31, 2018 the Fund's most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

 $       6,881

Net Unrealized Appreciation

      780,784

Capital loss carryforwards:

Indefinite - short term

    (219,884)

Indefinite - long term

    (119,676)

Total Distributable Earnings

 $   448,105

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

As of September 30, 2018, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities inclusive of derivative contracts were as follows:

Gross unrealized appreciation on investments	$ 757,650
Gross unrealized depreciation on investments	(115,041)
Net unrealized appreciation on investments	$ 642,609

Tax cost of investments, including short-term investments (a)	$ 3,154,723

(a) The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2018 (UNAUDITED)

The tax character of distributions paid during the year ended March 31, 2018, and the year ended March 31, 2017 is as follows:

	March 31, 2018	March 31, 2017
Ordinary income	$ 61,207	$ 42,088

No distributions were paid during the six months ended September 30, 2018.

(9) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(10) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2018, Charles Schwab & Co., Inc. and National Financial Service Corp., on behalf of others, each owned approximately 27% and 34%, respectively, of the Fund.

(11) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework –Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

THE FORESTER DISCOVERY FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2018	September 30, 2018	April 1, 2018 through September 30, 2018

Actual	$1,000.00	$1,028.00	$6.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2018 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 58	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009.
Stanley Simpson 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 60	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 59	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 59	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each Director, except Mr. Forester, was paid a total fee of $1,250 for the six months ended September 30, 2018, from the Advisor.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2018 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 30, 2018

20